Fair Value, Assets Recorded at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	$ 22,042	$ 13,539
Loans	758	5,316
Other assets, carried at fair value	3,275	3,065
Investments at NAV	48	642
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	3,662	5,714
Loans held for sale	8	279
Loans	1,293	1,604
Other assets, carried at fair value	645	648
Investments at NAV	13	286
Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	464	191
Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	829	1,413
Level 1 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
Other assets, carried at fair value	0	0
Assets, Fair Value Disclosure	0	0
Level 1 [Member] | Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 1 [Member] | Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 2 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	2,312	4,667
Loans held for sale	8	279
Loans	1,286	1,597
Other assets, carried at fair value	233	280
Assets, Fair Value Disclosure	3,839	6,823
Level 2 [Member] | Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	464	191
Level 2 [Member] | Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	822	1,406
Level 3 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	1,350	1,047
Loans held for sale	0	0
Loans	7	7
Other assets, carried at fair value	412	368
Assets, Fair Value Disclosure	1,769	1,422
Level 3 [Member] | Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 3 [Member] | Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	7	7
Excluding NAV Investments [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	5,608	8,245
Including NAV Investments [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 5,621	$ 8,531